Financial Assets and Liabilities - Narrative (Details) - EUR (€) € in Millions		1 Months Ended	12 Months Ended
	Jul. 10, 2016	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 24, 2017
Disclosure of financial assets [line items]
Proceeds from sales of investment			€ 1,275
Other long-term credits			995	€ 1,033
Current financial assets			2,154	2,954
Fair value of current financial liabilities			845
Fair value of non-current liabilities			2,812
Pending Payment amount from undiscounted cash flows of loans and other payables			153	210
Deferred payments made from loans and other payables pending			717	1,758	€ 5
Derivative fair value			505
Increase (decrease) in credit derivative, fair value			(2,896)
Notes and debentures issued			39,581	40,055
Commercial papers issued			1,850	2,630
Borrowings			47,375
Available financing capacity			13,531	€ 14,627
Non-current available financing capacity			€ 12,541
Weighted average
Disclosure of financial assets [line items]
Annual Fix			2.01%	3.84%
Exchangeable bond
Disclosure of financial assets [line items]
Notional amount						€ 750
Commercial paper
Disclosure of financial assets [line items]
Notional amount			€ 5,000
Commercial paper | Weighted average
Disclosure of financial assets [line items]
Annual Fix			(0.17%)	(0.01%)
Corporate promissory note
Disclosure of financial assets [line items]
Notional amount			€ 500
Additional borrowing capacity			2,000
Borrowings			€ 204	€ 370
Brazil, Panama, Ecuador and Guatemala
Disclosure of financial assets [line items]
Proportion of gross debt (as a percent)			3.00%
2018
Disclosure of financial assets [line items]
Interest payable			€ 1,715
Notes and debentures issued			4,664
2019
Disclosure of financial assets [line items]
Interest payable			1,525
Notes and debentures issued			3,602
2020
Disclosure of financial assets [line items]
Interest payable			1,323
Notes and debentures issued			5,126
2021
Disclosure of financial assets [line items]
Interest payable			1,068
Notes and debentures issued			4,826
2022
Disclosure of financial assets [line items]
Interest payable			914
Notes and debentures issued			4,933
Years after 2022
Disclosure of financial assets [line items]
Interest payable			7,037
Notes and debentures issued			16,430
Collateral guarantees on derivatives
Disclosure of financial assets [line items]
Current financial assets			902
Derivative instruments
Disclosure of financial assets [line items]
Current financial assets			845	1,872
Short-term investments
Disclosure of financial assets [line items]
Current financial assets			130	304
Deposits and guarantees
Disclosure of financial assets [line items]
Current financial assets			125	450
Deposits
Disclosure of financial assets [line items]
Current financial assets			82	88
Impairment losses
Disclosure of financial assets [line items]
Current financial assets			877	205
Bank deposits
Disclosure of financial assets [line items]
Current financial assets			700
Seguos de Vida y Pensiones Antares
Disclosure of financial assets [line items]
Other long-term credits			€ 692	€ 749
Mediaset Premium
Disclosure of financial assets [line items]
Percentage of ownership interest in associate sold		11.10%
Profit (loss) on disposal of investments and changes in value of investments		€ (76)
China Unicom
Disclosure of financial assets [line items]
Percentage of ownership interest in associate sold	1.51%		0.24%
Profit (loss) on disposal of investments and changes in value of investments	€ (155)
Share capital sold			€ 72
Negative impact in net financial expense			€ 4
Proceeds from sales of investment	€ 322
Percentage of ownership interest in associate			0.59%	1.00%
Investments in associates			€ 205	€ 263
Banco Bilbao Vizcaya Argentaria (BBVA)
Disclosure of financial assets [line items]
Percentage of ownership interest in associate			0.66%	0.67%
Investments in associates			€ 314	€ 283
Banco Bilbao Vizcaya Argentaria (BBVA) | Collateral guarantees on derivatives
Disclosure of financial assets [line items]
Current financial assets			286	240
Telefónica Germany
Disclosure of financial assets [line items]
Long-term financial assets			58	8
Telefonica Brasil S.A.
Disclosure of financial assets [line items]
Long-term deposits			€ 1,598	€ 1,761